SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information Of Parent (Tables) [Abstract]
Condensed Financial Information of Parent	SCHEDULE I – SEMPRA ENERGY CONDENSED FINANCIAL INFORMATION OF PARENT
SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2014		2013	2012

Interest income	$	―	$42	$83
Interest expense		(235)	(239)	(247)
Operation and maintenance		(78)	(63)	(68)
Other income, net		50	41	66
Income tax benefits		133	117	145
Loss before equity in earnings of subsidiaries		(130)	(102)	(21)
Equity in earnings of subsidiaries, net of income taxes		1,291	1,103	880
Net income/earnings		$1,161	$1,001	$859

Basic earnings per common share		$4.72	$4.10	$3.56
Weighted-average number of shares outstanding (thousands)		245,891	243,863	241,347

Diluted earnings per common share		$4.63	$4.01	$3.48
Weighted-average number of shares outstanding (thousands)		250,655	249,332	246,693
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Dollars in millions)
	Years ended December 31,
	Pretax	Income tax	Net-of-tax
	amount	benefit (expense)	amount
2014:
Net income	$1,028	$133	$1,161
Other comprehensive loss:
Foreign currency translation adjustments	(193)	―	(193)
Pension and other postretirement benefits	(20)	8	(12)
Financial instruments	(106)	42	(64)
Total other comprehensive loss	(319)	50	(269)
Comprehensive income	$709	$183	$892
2013:
Net income	$884	$117	$1,001
Other comprehensive income:
Foreign currency translation adjustments	111	―	111
Pension and other postretirement benefits	47	(19)	28
Financial instruments	13	(4)	9
Total other comprehensive income	171	(23)	148
Comprehensive income	$1,055	$94	$1,149
2012:
Net income	$714	$145	$859
Other comprehensive income (loss):
Foreign currency translation adjustments	119	―	119
Pension and other postretirement benefits	(4)	2	(2)
Financial instruments	(6)	2	(4)
Total other comprehensive income	109	4	113
Comprehensive income	$823	$149	$972
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2014	2013
Assets:
Cash and cash equivalents	$3	$6
Due from affiliates	101	132
Deferred income taxes	398	170
Other current assets	15	16
Total current assets	517	324

Investments in subsidiaries	14,557	13,866
Due from affiliates	174	802
Deferred income taxes	1,544	1,466
Other assets	631	555
Total assets	$17,423	$17,013

Liabilities and shareholders’ equity:
Current portion of long-term debt	$ ―	$800
Due to affiliates	338	273
Income taxes payable	93	64
Other current liabilities	271	276
Total current liabilities	702	1,413

Long-term debt	4,666	4,117
Due to affiliates	230	―
Other long-term liabilities	499	475
Shareholders’ equity	11,326	11,008
Total liabilities and shareholders’ equity	$17,423	$17,013
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012

Net cash used in operating activities	$(260)	$(131)	$(809)

Dividends received from subsidiaries	300	50	250
Expenditures for property, plant and equipment	(15)	(1)	(1)
Purchase of trust assets	(4)	(5)	(6)
Proceeds from sales by trust	―	10	10
Capital contribution to subsidiaries	―	(6)	―
Decrease (increase) in loans to affiliates, net	627	962	(33)
Cash provided by investing activities	908	1,010	220

Common stock dividends paid	(598)	(606)	(550)
Issuances of common stock	56	62	78
Repurchases of common stock	(38)	(45)	(16)
Issuances of long-term debt	499	498	1,100
Payments on long-term debt	(800)	(650)	(8)
Increase (decrease) in loans from affiliates, net	234	(147)	―
Other	(4)	(3)	(8)
Cash (used in) provided by financing activities	(651)	(891)	596

(Decrease) increase in cash and cash equivalents	(3)	(12)	7
Cash and cash equivalents, January 1	6	18	11
Cash and cash equivalents, December 31	$3	$6	$18
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT

Note 1. Basis of Presentation

Sempra Energy accounts for the earnings of its subsidiaries under the equity method in this unconsolidated financial information.

Other Income, Net, on the Condensed Statements of Operations includes $27 million, $39 million and $41 million of gains on dedicated assets in support of our executive retirement and deferred compensation plans in 2014, 2013 and 2012, respectively.

Because of its nature as a holding company, Sempra Energy classifies dividends received from subsidiaries as an investing cash flow.

Note 2. Long-Term Debt

The following table shows the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,	December 31,
	2014	2013

2% Notes March 15, 2014	$ ―	$500
Notes at variable rates (1.01% at December 31, 2013) March 15, 2014	―	300
6.5% Notes June 1, 2016, including $300 at variable rates after
fixed-to-floating rate swaps effective January 2011 (4.44% at December 31, 2014)	750	750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	―	12
Build-to-suit lease	75	14
	4,675	4,926
Current portion of long-term debt	―	(800)
Unamortized discount on long-term debt	(9)	(9)
Total long-term debt	$4,666	$4,117

Maturities of long-term debt are $750 million in 2016, $600 million in 2017, $500 million in 2018, $500 million in 2019 and $2.3 billion thereafter.

Additional information on Sempra Energy’s long-term debt is provided in Note 5 of the Notes to Consolidated Financial Statements in the Annual Report.

Note 3. Commitments and Contingencies

For contingencies and guarantees related to Sempra Energy, refer to Notes 4, 5 and 15 of the Notes to Consolidated Financial Statements in the Annual Report.